Net Fee and Commission Income - Schedule of Details of Fee and Commission Income and Expense (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Fee and commission income
Banking activity fees		₩ 178,412		₩ 189,100	₩ 214,512
Lending activity fees		82,184		91,663	83,916
Credit card and debit card related fees		1,526,911		1,378,450	1,316,636
Agent activity fees		205,206		196,518	172,211
Trust and other fiduciary fees		408,834		331,827	388,352
Fund management related fees		178,090		154,612	153,798
Acceptances and guarantees fees		49,782		54,108	48,122
Foreign currency related fees		245,299		173,313	134,145
Securities agency fees		174,709		172,097	145,846
Other business account commission on consignment		39,178		40,461	36,813
Commissions received on securities business		881,407		793,278	445,987
Lease fees		897,983		636,301	428,195
Others		455,611		315,296	310,714
Sub-total		5,323,606	$ 4,490,600	4,527,024	3,879,247
Fee and commission expense
Trading activity related fees	[1]	54,857		38,497	28,869
Lending activity fees		42,981		33,444	26,040
Credit card and debit card related fees		831,724		848,823	892,391
Outsourcing related fees		210,480		216,962	190,312
Foreign currency related fees		51,931		49,435	42,902
Other		506,050		380,924	343,729
Sub-total		1,698,023	1,432,327	1,568,085	1,524,243
Net fee and commission income		₩ 3,625,583	$ 3,058,273	₩ 2,958,939	₩ 2,355,004

[1]	Fees from financial instruments at fair value through profit or loss